Summary of Significant Accounting Policies - Goodwill and Other Intangibles - Intangibles Other Than Goodwill and Foreign Currency Translation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2018	Sep. 30, 2017
Acquired Finite Lived Intangible Assets [Line Items]
Goodwill	$ 160,336	$ 160,336	$ 160,336	$ 160,336	$ 160,336
Foreign currency exchange gains/(losses)	(3,000)	$ 1,600	$ 1,646
Shipping Reporting Unit
Acquired Finite Lived Intangible Assets [Line Items]
Goodwill	56,240
One of the favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Impairment loss of intangible assets other than goodwill	$ 3,397
Navios Holdings | Trade name
Acquired Finite Lived Intangible Assets [Line Items]
Useful life of assets	32 years
Finite lived intangible assets amortization method	straight line
Navios Holdings | Customer relationships
Acquired Finite Lived Intangible Assets [Line Items]
Finite lived intangible assets amortization method	straight line
Navios Logistics
Acquired Finite Lived Intangible Assets [Line Items]
Goodwill	$ 104,096
Navios Logistics | Trade name
Acquired Finite Lived Intangible Assets [Line Items]
Useful life of assets	10 years
Finite lived intangible assets amortization method	straight line